CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Treasury Stock
Balance at Dec. 31, 2010	$ 126,133	$ 12	$ 131,875	$ (5,754)
Balance (in shares) at Dec. 31, 2010		11,928
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	2,065	1	2,064
Restricted stock unit vesting (in shares)		164
Restricted stock grants (in shares)		835
Purchase of treasury shares (in shares)		(60)
Purchase of treasury shares	(415)				(415)
Net loss	(11,703)			(11,703)
Balance at Dec. 31, 2011	116,080	13	133,939	(17,457)	(415)
Balance (in shares) at Dec. 31, 2011	12,867	12,867
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	2,512		2,512
Restricted stock unit vesting (in shares)		117
Restricted stock grants (in shares)		432
Purchase of treasury shares (in shares)		(58)
Purchase of treasury shares	(329)				(329)
Net loss	(25,739)
Balance at Dec. 31, 2012	$ 92,524	$ 13	$ 136,451	$ (43,196)	$ (744)
Balance (in shares) at Dec. 31, 2012	13,358	13,358